Cover	May 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 26, 2021
Entity Registrant Name	9 Meters Biopharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37797
Entity Tax Identification Number	27-3948465
Entity Address, Address Line One	8480 Honeycutt Road
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27615
City Area Code	919
Local Phone Number	275-1933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.0001 Par Value
Trading Symbol	NMTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001551986
Amendment Flag	false